Schedule of Realized Capital Gains and Losses by Transaction Type (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gain (Loss) on Investments [Line Items]
Impairment write-downs	$ 1,153	$ (3,431)	$ (5,144)
Change in intent write-downs	(499)	(5,515)	(310)
Net other-than-temporary impairment losses recognized in earnings	654	(8,946)	(5,454)
Sales	64,916	33,806	9,230
Valuation and settlements of derivative instruments	52,724	(9,949)	13,967
Realized capital gains and losses	$ 118,294	$ 14,911	$ 17,743